     As filed with the Securities and Exchange Commission on October 24, 1995
                                       1933 Act Registration No. 2-84397
                                       1940 Act Registration No. 811-3882

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-lA

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [  X  ]

              Pre-Effective Amendment No.               [     ]
              Post-Effective Amendment No. 29           [  X  ]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]
          Amendment No.  28

                                PAINEWEBBER ATLAS FUND
                  (Exact name of registrant as specified in charter)
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)

          Registrant's telephone number, including area code: (212) 713-2000

                                GREGORY K. TODD, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:

                                ELINOR W. GAMMON, Esq.
                                BRIAN F. MCNALLY, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C.  20036-5891
                               Telephone (202) 778-9000

     It is proposed that this filing will become effective:

     _X__     Immediately upon filing pursuant to Rule 485(b)
     ____     On __________________ pursuant to Rule 485(b)
     ____     60 days after filing pursuant to Rule 485(a)(i)
     ____     On _________________ pursuant to Rule 485(a)(i)
     ____     75 days after filing pursuant to Rule 485(a)(ii)
     ____     On _________________ pursuant to Rule 485(a)(ii)

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 registering an indefinite number of shares. A Rule 24f-2 notice for the period ended August 25, 1995 was filed by Registrant on October 23, 1995.

     Pursuant to paragraphs (a)(1) and (b)(3) of Rule 24f-2, Registrant hereby terminates its current effective declaration.

                                PaineWebber Atlas Fund

              The purpose of this Post-Effective Amendment to the Registration Statement for PaineWebber Atlas Fund (the "Fund") is to terminate the Fund's Rule 24f-2 declaration pursuant to the requirements of Rule 24f-2(b)(3). Accordingly, language regarding such termination is provided on the facing sheet of this document as required by Rule 24f-2(a)(2).

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Atlas Fund, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of October, 1995.

                                       PAINEWEBBER ATLAS FUND


                                       By: /s/ Gregory K. Todd
                                           ---------------------------------
                                           Gregory K. Todd
                                           Vice President and Assistant
                                                 Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


     Signature                                  Title                             Date
     /s/ Margo N. Alexander     *      President (Chief                           October 17, 1995
     ------------------------------     Executive Officer)
     Margo N. Alexander

     /s/ E. Garrett Bewkes, Jr. **     Trustee                                    October 17, 1995
     ------------------------------
     E. Garrett Bewkes, Jr.

     /s/ Meyer Feldberg        ***     Trustee                                    October 17, 1995
     ------------------------------
     Meyer Feldberg

     /s/ George W. Gowen      ****     Trustee                                    October 17, 1995
     ------------------------------
     George W. Gowen

     /s/ Frederic V. Malek    ****     Trustee                                    October 17, 1995
     ------------------------------
     Frederic V. Malek

     /s/ Frank P.L. Minard   *****     Trustee                                    October 17, 1995
     ------------------------------
     Frank P. L. Minard

     /s/ Judith Davidson Moyers****    Trustee                                    October 17, 1995
     ------------------------------
     Judith Davidson Moyers

     /s/ Julian F. Sluyters            Vice President and                         October 19, 1995
     ------------------------------      Treasurer (Chief Financial
     Julian F. Sluyters                  and Accounting Officer)




     ____________________

     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     ** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Series, SEC File No. 33-11025, filed March 1, 1994.

     *** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated March 28, 1991 and incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Fixed Income Portfolios, SEC File No. 2-91362, filed March 28, 1991.

     **** Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 27, 1990 and incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of PaineWebber Municipal Series, SEC File No. 33-11611, filed
                      June 29, 1990.

     ***** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 17, 1993 and incorporated by reference from Post-Effective Amendment No. 28 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed December 29, 1993.